Cover - $ / shares	Oct. 23, 2023	Sep. 30, 2023
Cover [Abstract]
Entity Registrant Name	Priority Income Fund, Inc.
Document Type	424B3
Entity Central Index Key	0001554625
Amendment Flag	false
NAV Per Share		$ 11.11
Document Information [Line Items]
Document Type	424B3